RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current:
Payable to related companies: | ¥			¥ 13,747	¥ 21,007
Payable to the Shareholder: | ¥			11,573	12,565
Jacha Uru [Member]
Current:
Payable to related companies: | ¥	[1]			1,298
Feishang Enterprise [Member]
Current:
Payable to related companies: | ¥	[2]		3,719	7,832
Feishang Hesheng [Member]
Current:
Payable to related companies: | ¥	[3]		10,028	11,877
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥	[4]		¥ 11,573	¥ 12,565
USD [Member]
Current:
Payable to related companies: | $		$ 2,113
Payable to the Shareholder: | $		1,779
USD [Member] | Jacha Uru [Member]
Current:
Payable to related companies: | $	[1]
USD [Member] | Feishang Enterprise [Member]
Current:
Payable to related companies: | $	[2]	572
USD [Member] | Feishang Hesheng [Member]
Current:
Payable to related companies: | $	[3]	1,541
USD [Member] | Feishang Group [Member]
Current:
Payable to the Shareholder: | $	[4]	$ 1,779

[1]	Payable to Jacha Uru by Antay Pacha, for expenditure paid on behalf of Antay Pacha and the purchase of copper ores from Jacha Uru. The balance is repayable when funds are available.
[2]	Payable to Feishang Enterprise by Feishang Management for the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when funds are available.
[3]	Payable to Feishang Hesheng for the acquisition of Double Grow as well as the assumption of indebtedness due to Feishang Hesheng by Double Grow. The balance is unsecured and interest-free. The balance is repayable when funds are available.
[4]	Payable to Feishang Group for the acquisition of Feishang Anthracite. The balance is unsecured and interest-free. The balance is repayable when funds are available.